Retirement Benefits (Schedules Providing Information Concerning MMC's Defined Benefit Pension Plans and Postretirement Benefit Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Noncurrent assets	$ 260	$ 39
Noncurrent liabilities	(2,094)	(1,655)
Total amounts included in accumulated other comprehensive income	3,451	3,152
U.S. Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	4,533	4,041
Service cost	93	83	76
Interest cost	230	231	227
Employer/Company contributions	124	24
Actuarial loss	522	352
Medicare Part D subsidy	0	0
Benefits paid	(181)	(174)
Benefit obligation at end of year	5,197	4,533	4,041
Fair value of plan assets at beginning of year	3,493	3,444
Actual return on plan assets	500	199
Fair value of plan assets at end of year	3,936	3,493	3,444
Funded status	(1,261)	(1,040)
Current liabilities	(25)	(124)
Noncurrent liabilities	(1,236)	(916)
Unrecognized prior service credit	23	39	55
Net actuarial (loss) gain	(1,887)	(1,695)	(1,327)
Total amounts included in accumulated other comprehensive income	(1,864)	(1,656)
Cumulative employer contributions in excess (deficient) of net periodic cost	603	616
Net (liability) asset recognized	(1,261)	(1,040)
Accumulated benefit obligation at December 31	5,114	4,467
U.S. Postretirement Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	162	180
Service cost	3	3	3
Interest cost	8	8	10
Employer/Company contributions	10	9
Actuarial loss	13	(20)
Medicare Part D subsidy	3	4
Benefits paid	(13)	(13)
Benefit obligation at end of year	176	162	180
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Fair value of plan assets at end of year	0	0	0
Funded status	(176)	(162)
Current liabilities	(9)	(9)
Noncurrent liabilities	(167)	(153)
Unrecognized prior service credit	0	13	26
Net actuarial (loss) gain	(2)	12	(4)
Total amounts included in accumulated other comprehensive income	(2)	25
Cumulative employer contributions in excess (deficient) of net periodic cost	(174)	(187)
Net (liability) asset recognized	(176)	(162)
Accumulated benefit obligation at December 31	0	0
Non- U.S Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	7,717	6,802
Service cost	147	143	121
Interest cost	366	378	351
Employee contributions	11	14
Employer/Company contributions	389	320
Actuarial loss	419	575
Plan amendments	(71)	(3)
Effect of Settlement	(11)	(7)
Effect of curtailment	(3)	(1)
Special termination benefits	0	0	1
Benefits paid	(278)	(266)
Foreign Currency Charges	280	66
Other	2	16
Other	1	10
Benefit obligation at end of year	8,579	7,717	6,802
Fair value of plan assets at beginning of year	7,206	6,741
Actual return on plan assets	721	311
Effect of settlement	(11)	(6)
Foreign currency changes	273	82
Fair value of plan assets at end of year	8,312	7,206	6,741
Funded status	(267)	(511)
Noncurrent assets	258	39
Current liabilities	(6)	(106)
Noncurrent liabilities	(519)	(444)
Unrecognized prior service credit	93	23	23
Net actuarial (loss) gain	(3,309)	(3,038)	(2,305)
Total amounts included in accumulated other comprehensive income	(3,216)	(3,015)
Cumulative employer contributions in excess (deficient) of net periodic cost	2,949	2,504
Net (liability) asset recognized	(267)	(511)
Accumulated benefit obligation at December 31	8,229	7,246
Non- U.S Postretirement Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	91	83
Service cost	2	2	1
Interest cost	5	5	4
Employee contributions	0	0
Employer/Company contributions	4	4
Actuarial loss	10	5
Plan amendments	0	0
Effect of Settlement	0	0
Effect of curtailment	(1)	0
Special termination benefits	0	0	0
Benefits paid	(4)	(4)
Foreign Currency Charges	4	0
Other	0	0
Other	0	0
Benefit obligation at end of year	107	91	83
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Effect of settlement	0	0
Foreign currency changes	0	0
Fair value of plan assets at end of year	0	0	0
Funded status	(107)	(91)
Noncurrent assets	0	0
Current liabilities	(4)	(4)
Noncurrent liabilities	(103)	(87)
Unrecognized prior service credit	0	1	1
Net actuarial (loss) gain	(27)	(19)	(14)
Total amounts included in accumulated other comprehensive income	(27)	(18)
Cumulative employer contributions in excess (deficient) of net periodic cost	(80)	(73)
Net (liability) asset recognized	(107)	(91)
Accumulated benefit obligation at December 31	$ 0	$ 0